Pang Zhang-Whitaker	28 Liberty Street, 41st Floor
Partner	New York, NY 10005
zhang@clm.com	D / 212-238-8844

August 23, 2024

Securities and Exchange Commission

100 F Street, N.E.,

Washington, D.C. 20549

Re:	Pinnacle Food Group Limited Confidential Submission of the Draft Registration Statement on Form F-1

Ladies and Gentlemen:

On behalf of our client, Pinnacle Food Group Limited, a foreign private issuer organized under the laws of Cayman Islands (the “Company”), we are hereby submitting a draft registration statement on Form F-1 (the “Draft Registration Statement”) relating to a proposed initial public offering in the United States of the Company’s Class A Common Shares, par value $0.00005 per share, via EDGAR to the Securities and Exchange Commission (the “Commission”) for confidential review pursuant to the Jumpstart Our Business Startups Act, as amended (the “JOBS Act”). The Company confirms that it is an “emerging growth company” as defined in the JOBS Act and its securities have not been previously sold pursuant to an effective registration statement under the Securities Act of 1933, as amended. The Company also confirms that it will publicly file the registration statement previously submitted on a confidential basis at least 15 days prior to any road show in connection with the proposed offering.

Financial Information

The Company has included in this submission its audited consolidated financial statements as of December 31, 2022 and 2023 and for the two years ended December 31, 2022 and 2023. Prior to the distribution of a preliminary prospectus, the Company will amend the registration statement to include all financial statements required by Form F-1 at the date of the amendment.

If you have any questions regarding the Draft Registration Statement, please contact the undersigned by telephone at 212-238-8844, or via e-mail at zhang@clm.com, Steven J. Glusband at 212-238-8605, or via e-mail at benami@clm.com, or Vangel Yang, the audit engagement partner at ZH CPA, LLC (PCAOB ID: 6413), by telephone at 604-688-5674 or via email at vyang@zhcpa.us. ZH CPA, LLC, is the independent registered public accounting firm of the Company.

Sincerely,

/s/ Pang Zhang-Whitaker

PZW

Enclosure

Carter Ledyard & Milburn LLP / clm.com